Exhibit 99.06 Schedule 1

Date Completed	Loan Number	Seller Loan Number	Address	Bal Orig	Purchase Price	Appraisal Value	Was the subject condition rated appropriately?	Were the selected comparables within the subject property range?	Were any of the selected comparables aged sales?	Is the value within xxxxxxet value range?	Was any external obsolescence observed?	Was any deferred maintenance observed and not notated in the appraisal?	Was the subject property sold within the last 12 months?	Was there comps that may have been more representative to the subject property that were not selected?	xxxxxx of Overvaluation	Review Value	% of OA	Notes
xxxxxx	4000142566	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	xxxxxx	OA purpose is reported for purchase with a contract price of xxxxxx and an appraised value of xxxxxx and reportedly closed for the contract price after the effective date of the OA. The appraiser utilized appropriate comparables and the reviewer was able to locate supplemental sales from the competing xxxxxxet that lend further support to the conclusion and agrees with the OA at xxxxxx with no overvaluation xxxxxx detected.
xxxxxx	4000142561	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	xxxxxx	OA purpose is reported for purchase with a contract price of xxxxxx and an appraised value of xxxxxx. The appraiser has chosen and adjusted the appropriate comparables and the reviewer was able to locate a supplemental sale in similar condition, lending further support to the OA conclusion and agrees with the value of xxxxxx with no over valuation xxxxxx detected.
xxxxxx	4000135184	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	xxxxxx	OA purpose is reported for purchase with a contract price and appraised value of xxxxxx and the subject closed for the contract price after the effective date of the OA. OA is a scan and images are unable to be read by AI, however a manual review was performed and the reviewer agrees with the condition rating of C4. The OA comps are reasonable and reflective of the subject property and highly xxxxxxed in similarity. Reviewer agrees with the OA value of xxxxxx with no over valuation xxxxxx detected.
xxxxxx	4000135770	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	xxxxxx	OA purpose is reported for purchase with a contract price of xxxxxx. The OA concluded xxxxxx which appears reasonable based on the supplemental comps located by the reviewer in the xxxxxx report. The subject is reported to have sold for xxxxxx after the effective date of the appraisal, per xxxxxx transaction history. From the supplemental sales located, the OA appears to be supported with a conservative value of xxxxxx. Based on the supplemental sales located, the reviewer agrees with xxxxxx and there is no over valuation xxxxxx detected.

xxxxxx	4000138817	xxxxxx			xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	xxxxxx	OA purpose is reported for purchase with a contract price of xxxxxx and an appraised value of xxxxxx. The appraiser selected the most similar comps available and the reviewer was able to locate supplemental sales from the competing xxxxxxet that lend further support to the conclusion and agrees with the appraiser at xxxxxx with no over valuation xxxxxx detected.
xxxxxx	4000141982	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	xxxxxx	OA purpose is reported for purchase with a contract price of xxxxxx and an appraised value of xxxxxx. The appraisal images were unable to be read by AI, however a manual review was performed and the reviewer agrees with the OA's condition assessment of C3. The photos in the supplemental PDF are from the MLS. The appraiser utilized highly similar comparables and the reviewer was able to locate supplemental sales from the competing xxxxxxet that lend further support to the conclusion and agrees with the OA at xxxxxx with no over valuation xxxxxx detected.
xxxxxx	4000137410	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	Yes	Yes	xxxxxx	xxxxxx	OA purpose is reported for purchase with a contract price of xxxxxx an an appraised value of xxxxxx and the subject reportedly closed after the effective date of the OA for the contract price. OA comps are reasonable and similar, but the reviewer was able to locate additional sales in the competing xxxxxxet that indicate a slightly lower supportable value of xxxxxx. See comp 3 in the attached report which is slightly superior in condition and GLA, which closed for xxxxxx.
xxxxxx	4000141089	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	xxxxxx	OA purpose is reported for purchase with a contract price of xxxxxx and an appraised value of xxxxxx and reportedly closed for the contract price after the effective date of the OA. The appraiser utilized the most appropriate sales available and the reveiwer was able to locate supplemental sales that further support the final value and agrees with the OA at xxxxxx.
xxxxxx	4000134492	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	Yes	No	No	xxxxxx	xxxxxx	OA purpose is reported for purchase with a contract price of xxxxxx. The subject property has a pool which most of the proximate sales in the area do not. With an appropriate superior feature adjustment the conclusion of xxxxxx appears reasonable based on the OA comps and supplemental sales in the area. Reviewer agrees with the OA at xxxxxx.
xxxxxx	4000141865	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	xxxxxx	OA purpose is reported for purchase with a contract price of xxxxxx and an appraised value of xxxxxx and reportedly sold for the contract price after the effective date of the appraisal. The only comps available from the immediate area are those utilized in the appraisal and the appraiser adjusted accurately for differences in GLA and room count. Reviewer was able to locate one supplemental sale, however it is over 1 mile from the subject property and it provides additional support to the final conclusion. Reviewer agrees with the OA at xxxxxx.
xxxxxx	4000144018	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	xxxxxx	OA purpose is reported for purchase with a contract price of xxxxxx and an appraised value of xxxxxx and reportedly closed for the contract price after the effective date of the OA. The appraiser utilized highly similar comparables and the reviewer was able to locate a significant number of supplemental sales that lend further support to the conclusion and agrees with the OA at xxxxxx with no over valuation xxxxxx detected.
xxxxxx	4000137857	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	Yes	xxxxxx	xxxxxx	OA purpose is reported for purchase with a contract price of xxxxxx and an appraised value of xxxxxx. The subject reportedly closed for xxxxxx after the effective date of the OA. The appraiser's conclusion of xxxxxx isn't eggregiously high, but the subject is slightly inferior to some of the model match comparables in the same complex that have superior finishes.
Reviewer is concluding a conservative value of xxxxxx based on supplemental data in the xxxxxxet and with consideration of the subject's condition.

xxxxxx	4000138570	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	xxxxxx	OA purpose is reported for purchase with an contract price and appraised value of xxxxxx and sold for the contract price after the effective date of the appraisal. The appraisal was encrypted and could not be image extracted by provider. Reviewer performed a manual review of the OA photos and concludes at C2 as well. The photos in the supporting PDF are from MLS and not the appraisal, but overall match in terms of condition with no material changes observed. The appraiser comps are futher in distance than preferred, but are also supporting the OA conclusion. Reviewer was able to locate addition sales in the competing xxxxxxet that support the value and agrees with the OA at xxxxxx.
xxxxxx	4000139456	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	xxxxxx	OA purpose is reported for purchase with a contract price of xxxxxx and appraised value of xxxxxx. The subject reportedly closed for xxxxxx after the effective date of the OA. The appraiser utilized appropriate comparables and adjusted for differences. The reviewer was able to locate supplemental sales from the competing xxxxxxet that lend further support to the value conclusion and agrees with the appraiser at xxxxxx.
xxxxxx	4000141256	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	xxxxxx	OA purpose is reported for purchase with a contract price and appraised value of xxxxxx and the subject reportedly closed for the contract price after the effective date of the appraisal. The OA images were unable to be read by AI, however a manual review of the photos was performed and the reviewer agrees with the condition rating of C4. MLS photos were available in the system and the AI condition assessment also supports C4. The appraiser utilized appropriate comparables and there is overwhelming supplemental comp data from the competing xxxxxxet that lend further support to the conclusion and the reviewer agrees with xxxxxx with no over valuation xxxxxx detected.
xxxxxx	4000135499	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	xxxxxx	OA purpose is reported for purchase with a contract price of xxxxxx and an appraised value of xxxxxx. The appraisal PDF was encrypted and unable to be read by xxxxxx, however a manual review of the photos from the appraisal was performed and xxxxxx included the MLS listing photos of the subject, which all confirm C3 to be accurate. The appraiser selected very similar sales to the subject property and the reviewer was able to locate two additional sales from the competing xxxxxxet that also support the value of xxxxxx, no over valuation xxxxxx detected.
xxxxxx	4000133933	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	xxxxxx	OA purposes is reported for purchase with a contract price of xxxxxx. xxxxxx is reporting that the subject closed at xxxxxx after the effective date of the appraisal provided. Reviewer was able to locate supplemental comparables from within xxxxxx miles of the subject that are similar in size and condition that sold for more than the appraised value and support the contract price of xxxxxx. Based on these sales that were not used in the OA, reviewer concludes xxxxxx.
xxxxxx	4000138159	xxxxxx	xxxxxx		xxxxxx	xxxxxx	No	Yes	No	Yes	No	No	No	No	No	xxxxxx	xxxxxx	OA purpose is reported for purchase with a contract price of xxxxxx and an appraised value of xxxxxx and reportedly closed for the contract price after the effective date of the appraisal. The appraiser classified the subject to be in C3 condition, however AI and human review conclude the subject to be in C2 condition, which has no negative impact on value. The appraiser selected appropriate comparables and the reviewer was able to locate supplemental sales from the competing xxxxxxet that lend further support to the conclusion and agrees with the OA at xxxxxx with no over valuation xxxxxx detected.
xxxxxx	4000142541	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	xxxxxx	OA purpose is reported for purchase with a contract price of xxxxxx and an appraised value of xxxxxx and reportedly closed for the contract price after the effective date of the appraisal. The appraiser utilized appropriate comparables and the reviewer was able to locate a significant number of supplemental sales from the competing xxxxxxet that lend further support to the conclusion and agrees with the appraisal at xxxxxx with no over valuation xxxxxx detected.
xxxxxx	4000140907	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	xxxxxx	OA purpose is reported for purchase with a contract price and appraised value of xxxxxx. The subject property is located on a double lot, which adds value and is unique for the area. Lot size data is sparse in the reviewer's system, but reading the MLS comments indicates the potential to subdivide into two lots. The appraiser has applied significant lot size adjustments to the comparables, whichxxxxxxes sense, as this attribute definitely provides a positive impact on value. There are competing homes on smaller lots, also in C4 condition that the reviewer was able to locate that lend further support to the OA conclusion and agrees with the value of xxxxxx.
xxxxxx	4000140569	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	xxxxxx	OA purpose is reported for purchase with a contract price and appraised value of xxxxxx. The appraiser utilized appropriate comparables and the reviewer was able to locate supplemental sales from the competing xxxxxxet that lend further support to the conclusion and agrees with the OA at xxxxxx with no over valuation xxxxxx detected.
xxxxxx	4000142437	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	xxxxxx	OA purpose is reported for purchase with a contract price and appraised value of xxxxxx and reportedly closed for that price after the effective date of the appraisal. The appraiser utilized highly similar sales from the competing xxxxxxet and the reviewer was able to locate additional sales that lend further support to the conclusion and agrees with the OA at xxxxxx and finds no over valuation xxxxxx. Due to the subject being new construction, the map is erroring in xxxxxx system, no comp PDF is available for this report, however the supplemental sale located by the reviewer is xxxxxx which sold for xxxxxx on xxxxxx. The appraisal was completed as "Subject to completion" as there is still some remaining construction items such as flooring that are still in the process of being installed and the reviewer has xxxxxx the same approach and agrees with the proposed condition of C1 when the rest of construction is finished.
xxxxxx	4000134179	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	Yes	Yes	No	No	No	No	No	xxxxxx	xxxxxx	The OA is encrypted and unable to be scanned by xxxxxx, however a manual review of the appraisal was performed by the reviewer. The subject is noted to be under contract for xxxxxx as of the appraisal's effective date. The OA comparables are reasonable and reflective of the subject property. It is noted they exceeded typical date of sale parameters due to the subject's larger lot size, with appropriate adjustments to account for the differences. Reviewer was able to locate additional sales that transacted more recently and agrees with the contract price of xxxxxx.
xxxxxx	4000137817	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	xxxxxx	OA purpose is reported for purchase with a contract price of xxxxxx and an appraised value of xxxxxx. There is limited sales data available with similar acreage to the subject which requires an expanded search up to xxxxxx miles. The appraiser's comparables are appropriate for the subject property and have been adjusted for differences appropriately. Reviewer is unable to locate more suitable comparables than those used by the appraiser and agrees with the conclusion of xxxxxx. There is no price history available using online sources and the reviewer is relying on the appraiser's comments that state the subject has not transferred in the past 3 years.
xxxxxx	4000134204	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	xxxxxx	OA purpose is reported for purchase with a contract price of xxxxxx. The subject sold for the contract price after the effective date of the appraisal, per xxxxxx listing history. The address was unable to be found in xxxxxx so a manual review was performed and the reviewer agrees with the OA condition of C3. The comps utilized by the appraiser are the best available and supportive of the final value provided. Reviewer does not see any indication of over valuation xxxxxx and agrees with the appraiser at xxxxxx. There is xxxxxx PDF available for this property.
xxxxxx	4000138223	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	xxxxxx	OA purpose is reported for purchase with a contract price of xxxxxx and an OA value of xxxxxx. Subject is brand new construction and appropriately rated in C1 condition. The appraiser selected appropriate comparables and the reviewer was able to locate additional sales from the competing xxxxxxet that fully support the OA value of xxxxxx, no over valuation xxxxxx detected.
xxxxxx	4000141708	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	xxxxxx	OA purpose is reported for purchase with a contract price and appraised value of xxxxxx and reportedly closed at that price after the effective date of the OA. The appraiser utilized appropriate comparables and the reviewer was able to locate supplemental sales from the competing xxxxxxet that lend further support to the final conclusion and agrees with the appraiser at xxxxxx with no over valuation xxxxxx detected.
xxxxxx	4000131842	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	xxxxxx	OA purposes is reported for purchase with a contract price of xxxxxx. The appraisal was encrypted and unable to be read by xxxxxx but a manual review of the photos was performed to confirm the condition and the reviewer agrees with the OA at C3 for the subject. The appraiser selected appropriate comparables and the reviewer was able to locate an additional sale also in support of the OA value of xxxxxx. There is a very proximate sale that closed for less, however it is inferior in GLA and lot size and not as comparable to the subject as the comps from the appraisal and the reviewer provided supplemental sale.
xxxxxx	4000141242	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	xxxxxx	OA purpose is reported for purchase with a contract price of xxxxxx and an appraised value of xxxxxx and reportedly closed for the contract price after the effective date of the OA. The appraiser utilized appropriate and similar comparables and the reviewer was able to locate supplemental comps that lend further support to the conclusion and agrees with the OA at xxxxxx with no over valuation xxxxxx detected.
xxxxxx	4000140382	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	xxxxxx	OA purpose is reported for purchase with a contract price of xxxxxx and an appraised value of xxxxxx and reportedly sold for the contract price after the effective date of the OA. The appraisal file size exceeds the maximum allowed to be ready by AI imaging software, however a manual review was performed to confirm the subject's condition and comparables and the reviewer agrees with C3 condition. The appraiser utilized appropriate comparables and the reviewer was able to locate many supplemental sales that lend further support to the conclusion and agrees with the OA at xxxxxx with no over valuation xxxxxx detected.
xxxxxx	4000146338	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	xxxxxx	OA purpose is reported for purchase with a contract price of xxxxxx and an appraised value of xxxxxx and reportedly closed for the contract price after the effective date of the OA. The subject is noted to be new construction in C1 condition and there are a xxxxxx of similar comparables with the same condition in the competing xxxxxxet. The appraiser utilized older homes and adjusted accordingly where necessary. The subject is still in the final touches of construction with some debris and equipment noticed in the photos, however no major xxxxxx appears to be remaining and the reviewer is basing value on the removal of said items. Reviewer was able to locate similar sales from the competing xxxxxxet than lend further support to the conclusion, but is unable to produce a supporting PDF due to the subject and some comps being new construction that are not supported by our data provider. External resources were utilized to complete this review and the reviewer finds no significant over valuation xxxxxx.
xxxxxx	4000143374	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	Yes	xxxxxx	xxxxxx	OA purpose is reported for purchase with a contract price of xxxxxx and an appraised value of xxxxxx. The subject reportedly closed for xxxxxx after the effective date of the appraisal. The subject is a unique property for the immediate area because of it's above average square footage and acreage. The appraiser had to exceed typical distance parameters to locate comparables that are reasonable substitutes for the subject property. There are no true comparables closer in proximity to the subject, other than comp 1 in the attached report, which is inferior in condition, GLA and lot size, however with significant adjustments it does lend additional support to the adjusted value of the appraisal comps, along with the appraisal supplied comparables. Considering the subject recently sold for xxxxxx, the OA is slightly over valued, but within a reasonable tolerance to the reviewer concluded value of xxxxxx.
xxxxxx	4000133103	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	xxxxxx	The OA purpose is listed for purchase with a contract price of xxxxxx. The appraisers comparables are appropriate for the subject and the reviewer located additional comps closer in distance that strongly support the OA value and agrees with xxxxxx.
xxxxxx	4000133320	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	xxxxxx	OA purpose is reported for purchase with a contract price of xxxxxx . After the effective date of the OA, the subject is reported to have closed at the contract price per xxxxxx on xxxxxx . The appraiser has selected appropriate comparables and the reviewer was also able to locate two supplemental sales that support the value conclusion of xxxxxx .
xxxxxx	4000139496	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	xxxxxx	OA purpose is reported for purchase with a contract price of xxxxxx and an appraised value of xxxxxx . There is limited data available to the reviewer which resulted in a search xxxxxx 24 months in time from the OA effective date to locate comparables. The appraiser utlized appropriate comparables considering the subject is brand new construction and in C1 condition. Reviewer was able to locate supplemental comps from the competing xxxxxxet that lend further support to the OA conclusion and agrees with the value of xxxxxx .
xxxxxx	4000140190	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	xxxxxx	OA purpose is reported for purchase with a contract price of xxxxxx and an appraised value of xxxxxx . The subject reportedly closed after the effective date of the OA for xxxxxx on xxxxxx . The appraiser utilized two sales from the same street that support the final value and the reviewer was able to locate additional sales from the competing xxxxxxet that also support xxxxxx and has not identified any indication of over valuation xxxxxx.
xxxxxx	4000137308	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	xxxxxx	OA purpose is reported for purchase with a contract price of xxxxxx and an appraised value of xxxxxx . The subject property is noted to be Ocean front which required an expanded search in distance to locate sales with simlar exterior influence/benefit. The OA used appropriate comps and the reviewer was able to locate one additional sale with the same ocean frontage. The OA applied minimal adjustments for GLA differences and the reviewer agrees with the value provided, even though it'sxxxxxx higher than all three sales in the attached report. No overvaluation xxxxxx detected.
xxxxxx	4000136270	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	xxxxxx	The appraisal purpose is listed for purchase with a contract and OA value of xxxxxx . xxxxxx has listing photos which match the photos from the appraisal, however the appraisal was too large for xxxxxx to extract the appraisal photos. Reviewer has confirmed both sets of pictures to be accurate and the photos displayed in the xxxxxx PDF are from the listing, not the appraisal. Reviewer is noting GLA discrepancies between what xxxxxx shows as compared to the OA GLA for their selected comparables. This is not uncommon and can often be due to discrepancies fed to the aggregator of data via the MLS, reviewer is deferring to the OA as the differences are minimal but consistent. There are more proximate sales available, however they do not have the same acreage as the subject and are deemed irrelevant. Reviewer agrees with the OA based on the comps provided and the adjustments applied for differences at xxxxxx .
xxxxxx	4000141202	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	xxxxxx	OA purpose is reported for purchase with a contract price of xxxxxx and an appraised value of xxxxxx . The appraiser's comparables are reflective of the subject property and the reviewer was also able to locate supplemental sales in similiar condition that lend further support to the conclusion and agrees with the OA at xxxxxx with no over valuation xxxxxx detected.
xxxxxx	4000135828	xxxxxx	xxxxxx			xxxxxx	No	Yes	No	Yes	No	Yes	Yes	No	Yes	xxxxxx	xxxxxx	OA purpose is reported for refinance with an appraised value of xxxxxx. The OA mentioned the subject was under contract in xxxxxx and listing history shows the subject sold for xxxxxx on xxxxxx which was 4 days prior to the effective date of this appraisal. The OA classified the subject in C3 condition, but after both human and AI review of the photos, the subject is in C4 condition with significant exterior deferred maintenance and with a dated interior. Based on the subject's recent sale price and condition, and supplemental comparables, the reviewer concludes slightly below the OA at xxxxxx, inline with the closed transaction price on xxxxxx .
xxxxxx	4000136554	xxxxxx	xxxxxx			xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	xxxxxx	OA purpose is reported for refinance with an appraised value of xxxxxx. Appraisal images were unable to be read by AI, however a manual review confirms the subject to be in C3 condition. Considering the subject's proximity to the water, the appraiser has selected the most appropriate sales and adjusted accordingly. Review of the appraisal comps confirms comps 1 and 2 to be inferior in condition and the adjustments appear appropriate. The reviewer was unable to locate supplemental sales that are equal to or better than the appraiser's comparables and agrees with the OA at xxxxxx.
xxxxxx	4000137090	xxxxxx	xxxxxx			xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	xxxxxx	OA purposes is listed for refinance. The appraisal pdf is encrypted and could not be read by xxxxxx. A manual review of the appraisal photos was performed and the reviewer agrees with C3 condition based on the appraisal photos. xxxxxx has sparse data when it comes to physical characteristics, which isxxxxxxnown issue in this xxxxxxet. Overall the OA selected appropriate comparables and the reviewer was able to locate additional comparables that support the value of xxxxxx and the reviewer agrees with the final appraised value.
xxxxxx	4000138556	xxxxxx	xxxxxx			xxxxxx	Yes	Yes	No	Yes	No	No	Yes	No	No	xxxxxx	xxxxxx	OA purpose is reported for refinance with an appraised value of xxxxxx. The subject reportedly closed for xxxxxx in xxxxxx . The OA comparables are reasonable and proximate. The typical value range within one mile of the subject is xxxxxx to xxxxxx and the subject is supported in the middle of the range based on the majority of sales available. Reviewer agrees with the OA at xxxxxx with no over valuation xxxxxx detected.
xxxxxx	4000139146	xxxxxx	xxxxxx			xxxxxx	Yes	Yes	No	No	No	No	No	No	Yes	xxxxxx	xxxxxx	OA purpose is reported for refinance with an appraised value of xxxxxx . The subject sold for xxxxxx in xxxxxx and the xxxxxxet is noted to have remained stable since then, but not increasing. The appraiser has applied positive adjustments to all comparables in the report and is not what you would expect. There are a sufficient number of comparable sales in the immediate area that indicate a value below xxxxxx to be better supported. Out of 100 sales reviewed, only 8 sold for xxxxxx or above and most of them are superior in condition. From the supplemental data provided, reviewer concludes a more conservative value of xxxxxx with primary reliance on comps 1 and 3 with consideration of condition and DOM, from the supplemental PDF attached.
xxxxxx	4000139594	xxxxxx	xxxxxx			xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	xxxxxx	OA purpose is reported for refinance with an appraised value of xxxxxx. The appraisal images were unable to be ready by AI, however a manual review was performed and the reviewer agrees with the condition rating of C3. The appraiser went over .5 miles for comparables but did use similar and appropriate sales to compare to the subject property. The reviewer notes that there are sales closer in proximity, however the majority are significantly smaller in GLA and not as similar as those selected by the appraiser. After consideration of GLA, condition and location, reviewer agrees with the OA at xxxxxx.
xxxxxx	4000139660	xxxxxx	xxxxxx			xxxxxx	Yes	Yes	No	Yes	No	No	Yes	No	No	xxxxxx	xxxxxx	OA purpose is reported for refinance with an appraised value of xxxxxx. The appraiser utlized the highest xxxxxxed similar comps in the competing xxxxxxet and the reviewer was able to locate supplemental sales that lend further support to the final conclusion and agrees with the OA at xxxxxx with no over valuation xxxxxx detected.
xxxxxx	4000140169	xxxxxx	xxxxxx			xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	xxxxxx	OA purpose is reported for refinance with an appraised value of xxxxxx. The appraisal images were unable to be read by AI, however a manual review confirms the subject to be in C3 condition with no damages observed. The appraiser utilized appropriate comparables, however many of them were inferior in size and the appraiser adjusted accordingly. The reviewer was able to locate supplemental sales that didn't require GLA adjustments that lend further support to the conclusion and agrees with the OA at xxxxxx with no over valuation xxxxxx detected.
xxxxxx	4000140343	xxxxxx	xxxxxx			xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	xxxxxx	OA purpose is reported for refinance with an appraised value of xxxxxx. The appraiser selected appropriate comparables and the reviewer was able to locate supplemental sales that lend further support to the conclusion. There is a wide range of values in the immediate area and the conclusion is in the middle of the available range. Reviewer agrees with the OA at xxxxxx.
xxxxxx	4000142303	xxxxxx	xxxxxx			xxxxxx	No	Yes	No	Yes	No	Yes	No	Yes	Yes	xxxxxx	xxxxxx	OA purpose is reported for refinance with an appraised value of xxxxxx. The appraiser classified the subject as C3 condition, however after AI and human review, the subject's condition is C4. The OA used comps in C3 and C4 condition, with very large adjustments to comp 3 for condition inferiority. There are sales in the competing xxxxxxet that are closer in condition to the subject that do not require this level of adjustment. Reviewer has located 4 supplemental sales all noted to be in similar condition to the subject that support a slightly lower value, despite the OA conclusion being in the neighborhood value range. Based on the supplemental sales and the subject's small GLA, reviewer concludes xxxxxx.